CONSOLIDATED STATEMENTS OF INCOME In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)		Dec. 31, 2013 RUB		Dec. 31, 2012 RUB		Dec. 31, 2011 RUB
CONSOLIDATED STATEMENTS OF INCOME
Revenues	$ 1,206.9		39,502.0		28,767.0		20,033.0
Operating costs and expenses:
Cost of revenues	324.1	[1]	10,606.0	[1]	7,188.0	[1]	4,707.0	[1]
Product development	178.0	[1]	5,827.0	[1]	4,274.0	[1]	3,124.0	[1]
Sales, general and administrative	199.7	[1]	6,537.0	[1]	4,900.0	[1]	3,294.0	[1]
Depreciation and amortization	112.9		3,695.0		2,951.0		1,874.0
Total operating costs and expenses	814.7		26,665.0		19,313.0		12,999.0
Income from operations	392.2		12,837.0		9,454.0		7,034.0
Interest income, net	52.5		1,717.0		1,002.0		222.0
Other income, net	65.9		2,159.0		118.0		62.0
Net income before income taxes	510.6		16,713.0		10,574.0		7,318.0
Provision for income taxes	98.9		3,239.0		2,351.0		1,545.0
Net income	$ 411.7		13,474.0		8,223.0		5,773.0
Net income per Class A and Class B share:
Basic (in USD or RUR per share)	$ 1.26		41.25		25.21		18.30
Diluted (in USD or RUR per share)	$ 1.23		40.27		24.50		17.59
Weighted average number of Class A and Class B shares outstanding
Basic (in shares)	326,657,778		326,657,778		326,210,948		315,541,639
Diluted (in shares)	334,571,212		334,571,212		335,690,596		328,155,087

[1]	These balances exclude depreciation and amortization expenses, which are presented separately, and include share-based compensation expenses of: